Income Taxes (Details) - Schedule of deferred income tax liabilities (assets) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Deferred tax liabilities:
Deferred severance payment	$ 392
Property, plant and equipment	5	5
Operating lease right-of-use assets	632	829
Total deferred tax liabilities	1,029	834
Deferred tax assets:
Lease liabilities	(421)	(605)
Tax loss carryforwards	(520)	(478)
Deferred deductible expenses	(74)	(74)
Valuation allowance	593	552
Total deferred tax assets	(422)	(605)
Net deferred tax liabilities	$ 607	$ 229